FT Vest High Yield & Target Income ETF Expense Example, No Redemption - FT Vest High Yield & Target Income ETF - FT Vest High Yield & Target Income ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 66
Expense Example, No Redemption, 3 Years	208
Expense Example, No Redemption, 5 Years	362
Expense Example, No Redemption, 10 Years	$ 810